Taxation - Components of Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current tax expense	$ 805	$ 339
Deferred tax benefit	(388)	(80)
Total tax expense	$ 417	$ 259